Shareholder Report	6 Months Ended
Jun. 28, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Document Period End Date	Jun. 28, 2024
C000119487 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Investor Class
Trading Symbol	MXREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$65.00	0.65%

Expenses Paid, Amount	$ 65.00
Expense Ratio, Percent	0.65%
Net Assets	$ 844,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$844M
Total number of portfolio holdings	106
Total advisory fee paid	$1.2M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000155815 [Member]
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Institutional Class
Trading Symbol	MXSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Additional Information Phone Number	(866)-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$30.00	0.30%

Expenses Paid, Amount	$ 30.00
Expense Ratio, Percent	0.30%
Net Assets	$ 844,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$844M
Total number of portfolio holdings	106
Total advisory fee paid	$1.2M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis Inc REIT	10.63%
Equinix Inc REIT	7.34%
Welltower Inc REIT	6.37%
Simon Property Group Inc REIT	5.06%
Digital Realty Trust Inc REIT	5.04%
Realty Income Corp REIT	4.70%
Public Storage REIT	4.65%
Extra Space Storage Inc REIT	3.36%
AvalonBay Communities Inc REIT	3.00%
Equity Residential REIT	2.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.